Risk management (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
0 a 30 days
Customers Funding
Demand deposits	R$ 15,252	R$ 15,794	R$ 14,990
Savings accounts	40,570	35,901	35,842
Time deposits	39,549	24,452	22,048
Interbank deposit	622	944	1,896
Funds from acceptances and issuance of securities	4,436	6,304	8,126
Borrowings and Onlendings	5,606	4,114	2,836
Subordinated Debts / Debt Instruments Eligible to Compose Capital	0	0	234
Total	106,035	87,509	85,972
Total
Customers Funding
Demand deposits	15,252	15,794	14,990
Savings accounts	40,570	35,901	35,842
Time deposits	170,570	150,686	148,682
Interbank deposit	3,244	2,379	2,855
Funds from acceptances and issuance of securities	69,348	105,120	98,246
Borrowings and Onlendings	48,304	46,124	52,769
Subordinated Debts / Debt Instruments Eligible to Compose Capital	8,829	8,784	18,006
Total	R$ 356,117	R$ 364,788	R$ 371,390
%
Customers Funding
Demand deposits	100.00%	100.00%	100.00%
Savings accounts	100.00%	100.00%	100.00%
Time deposits	23.00%	16.00%	15.00%
Interbank deposit	19.00%	40.00%	66.00%
Funds from acceptances and issuance of securities	6.00%	6.00%	8.00%
Borrowings and Onlendings	12.00%	9.00%	5.00%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	0.00%	0.00%	1.00%
Total	30.00%	23.00%	23.00%